Business Acquisitions	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Business Acquisitions

12) Business Acquisitions

In June 2015, December 2015 and June 2014, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Dan Sabia, the Dan Cisne and the Hilda Knutsen and Torill Knutsen.

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The details of each transaction are as follows:

(US $ in thousands)	Provisional Dan Sabia June 15, 2015	Final Dan Cisne December 15, 2015	Final Hilda Knutsen and Torill Knutsen June 30, 2014
Purchase consideration (1)	$41,186	$18,230	$114,293
Less: Fair value of net assets acquired:
Vessels and equipment (2)	103,389	103,400	335,000
Cash	4,343	1,574	8,997
Inventories	-	-	395
Other current assets	25	-	1,939
Amounts due from related parties	935	-	4
Long-term debt	(64,470)	(82,164)	(221,812)
Other long-term liabilities	-	-	(4,774)
Derivatives liabilities	(802)	(968)	(348)
Trade accounts payable	(4)	(35)	(390)
Accrued expenses	(335)	(825)	(1,360)
Prepaid charter and deferred revenue	(442)	-	(1,487)
Amounts due to related parties	(1,453)	(2,752)	(2,338)

Sub total	41,186	18,230	113,826

Difference between the purchase price and fair value of net assets acquired	$-	$-	$467
Goodwill (3)	-	-	467
Difference between the purchase price and allocated values	$-	$-	$-

(1)	The purchase price comprises the following:

(US $ in thousands)		Provisional Dan Sabia June 15, 2015		Final Dan Cisne December 15, 2015		Final Hilda Knutsen and Torill Knutsen June 30, 2014
Cash consideration paid to KNOT	$	38,531	$	8,836	$	113,306
Purchase price adjustments		2,655		(2,606)		987
Seller’s credit				12,000

Total purchase consideration	$	41,186	$	18,230	$	114,293

(2)

Vessels and equipment includes allocation to dry docking for the following vessels: Hilda Knutsen of $2,042, Torill Knutsen of $2,166. For the Dan Sabia and Dan Cisne $389 and $400 of the purchase price adjustments were allocated to the respective vessel.

(3)	The goodwill recognized in connection with the acquisitions of the Hilda Knutsen and Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Dan Sabia

On June 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. The purchase price was $103.0 million less assumed bank debt of $64.5 million and other purchase price adjustments of $2.7 million. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 5,000,000 common units which closed June 2, 2015. See Note 13 – Equity Offerings. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition. The Partnership is in the process of finalizing the accounting for the acquisition of the Dan Sabia and the amounts shown in the fair value allocation are provisional.

Revenue and profit contributions

Since the acquisition date, the Dan Sabia business has contributed revenues of $0.4 million and net income of $0.1 million to the Partnership for the period from June 15, 2015 to June 30, 2015.

Dan Cisne

On December 15, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. The purchase price was $103.0 million, less assumed bank debt of $82.2 million less other purchase price adjustments of $2.6 million. The Partnership accounted for this acquisition as an acquisition of a business.

Hilda Knutsen & Torill Knutsen

On June 30, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in: (i) Knutsen Shuttle Tankers 14 AS, the company that owns and operates the Hilda Knutsen and (ii) Knutsen Shuttle Tankers 15 AS, the company that owns and operates the Torill Knutsen. The purchase price of Knutsen Shuttle Tankers 14 AS was $166.0 million, net of $109.6 million of outstanding indebtedness related to the vessel. The purchase price of the Knutsen Shuttle Tankers 15 AS was $169.0 million, net of $112.1 million of outstanding indebtedness related to the vessel. The cash portion of the purchase prices was financed with proceeds from the Partnership’s public offering of 4,600,000 common units which closed on June 27, 2014. See Note 13—Equity Offerings. The purchase prices were subsequently adjusted by a working capital adjustment of $1.0 million. The Partnership accounted for these acquisitions as the acquisitions of businesses.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2015 and 2014, giving effect to the Partnership’s acquisition and financing of the Dan Sabia, the Dan Cisne, the Hilda Knutsen and the Torill Knutsen as if these acquisitions had taken place on January 1, 2014.

(US $ in thousands)	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Revenue	$77,702	$76,940
Net income	15,038	19,236

Included in the pro forma adjustments are depreciation related to the purchase price allocation performed on the acquired identifiable assets as if the acquisitions had taken place on January 1, 2014. In addition, the pro forma adjustments include finance expenses related to the increased borrowings as if the acquisitions had taken place on January 1, 2014.